Retirement Plans - Components of Estimated Net Pension Plan (Income) Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Settlements	$ 0.0	$ 0.0	$ 95.7
Net periodic benefit (income) expense	(1.0)	(27.0)	62.1
Income allocated to RRD affiliates		25.2	31.0
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost			0.1
Interest cost	2.4	147.3	161.7
Expected return on plan assets	(4.1)	(210.7)	(224.5)
Amortization of actuarial loss	0.7	36.4	29.1
Settlements			95.7
Net periodic benefit (income) expense	(1.0)	(27.0)	62.1
Income allocated to RRD affiliates		25.2	31.0
Net periodic benefit (income) expense, net of allocation	$ (1.0)	$ (1.8)	$ 93.1
Weighted average assumption used to calculate net periodic benefit expense:
Discount rate	3.70%	4.20%	5.00%
Expected return on plan assets	7.30%	7.50%	7.80%